S000054498 [Member] Expense Example - FlexShares STOXX US ESG Select Index Fund - FlexShares STOXX US ESG Select Index Fund	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	184
Expense Example, with Redemption, 10 Years	$ 417